SCHEDULE OF EFFECTIVE INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ (18,347)		$ (40,148)	$ (5,936)
Statutory tax rate	23.00%		23.00%	23.00%
Income tax benefit at the statutory tax rate	$ 4,220		$ 9,234	$ 1,365
Expenses not recognized for tax purposes	(4,220)		(9,234)	(876)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods			(142)	(506)
Income tax expense		[1],[2]	$ (142)	$ (17)

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.